Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

We are providing the following disclosure comparing our named executive officer (“NEO”) compensation to company performance pursuant to the SEC rules relating to Section 14(i) of the Securities Exchange Act of 1934. The table below sets forth our pay versus performance disclosure in accordance with Item 402(v) of the SEC’s Regulation S-K.

							Value of $100 Investment
Year	Summary Compensation Table Total for PEO #1 (a)	Compensation Actually Paid to PEO #1 (a)	Summary Compensation Table Total for PEO #2 (a)	Compensation Actually Paid to PEO #2 (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (d)	Total Share- holder Return (e)	Peer Group Total Share- holder Return (f)	Net Income (millions) (g)	Adjusted EBITDA (millions) (h)
2025	$3,008,565	$3,571,721	$295,429	$202,882	$1,534,884	$1,992,933	$91.72	$125.68	$46.9	$97.7
2024	$1,613,188	$1,437,676	$2,870,121	$2,234,619	$1,433,904	$1,261,384	$64.07	$112.93	$56.2	$79.3
2023	-	-	$2,490,873	$455,862	$728,017	$342,675	$76.64	$102.64	$23.7	$68.1
2022	-	-	$3,539,739	$3,351,817	$1,140,702	$1,105,461	$89.80	$89.18	$38.6	$86.8
2021	-	-	$3,338,813	$2,876,666	$1,040,747	$941,902	$93.99	$113.69	$30.7	$79.5

(a)	The principal executive officer (“PEO”) #1 is Mr. Van Genderen for 2025 and Mr. Janik for 2024, and the PEO #2 is Mr. Janik for 2025 and Mr. McCormick for 2020, 2021, 2022, 2023 and 2024.

(b)

Compensation actually paid is adjusted from summary compensation table total compensation for changes in the fair value of outstanding unvested stock during the period plus dividends on unvested stock. See additional detail below. Because the performance share units granted in 2025 and 2024 have three separate annual performance periods rather than, as in prior years, a single three-year performance period, and each year’s performance goals will be set only at the beginning of the applicable year, under ASC Topic 718, only the first tranche of the grants corresponding to the first performance year in 2025 and the second tranche of the grants corresponding to the second performance year in 2024 have a grant date in 2025, and the grant date fair value of the stock awards in the summary compensation table therefore reflects only a portion of the performance share units. Likewise, the adjustments for the change in the fair value of the performance share units granted in 2025 to derive compensation actually paid are limited to the first tranche of the grants corresponding to the first performance year in 2025 and the second tranche of grants corresponding to the second performance year in 2024. The amounts shown for years prior to 2023 have been adjusted from the amounts shown in our Definitive Proxy Statement on Schedule 14A filed with the SEC on March 24, 2023 to reflect the treatment of certain awards as vested, solely for purposes of the compensation actually paid calculation, when the award holder reaches retirement eligibility under the terms of the award.

(c)	Includes Ms. Lauber for 2021, 2022, 2023,2024 and 2025; Mr. Bernauer for 2025; Ms. Evans for 2021, 2022, 2023 and 2024; Mr. Van Genderen for 2023 and 2024; and Keith Hagelin for 2020, 2021 and 2022.

(d)

Average of (c) adjusted for same items as PEO in (b). The amounts shown for years prior to 2023 have been adjusted from the amounts shown in our Definitive Proxy Statement on Schedule 14A filed with the SEC on March 24, 2023 to reflect the treatment of certain awards as vested, solely for purposes of the compensation actually paid calculation, when the award holder reaches retirement eligibility under the terms of the award.

(e)

Assumes $100 invested on market close on December 31, 2020 through end of the fiscal year for which Total Shareholder Return (“TSR”) is being calculated. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(f)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000, which comprises the same issuers we use for purposes of Item 201(e)(1)(ii) of Regulation S-K.

(g)	Net income pursuant to U.S. GAAP

(h)

Represents our company selected measure – Adjusted earnings before interest, taxes, depreciation, and amortization (“Adjusted EBITDA”). Adjusted EBITDA represents net income (loss) before interest, taxes, depreciation and amortization, as further adjusted for certain charges consisting of unrelated legal and consulting fees, acquisition costs, stock based compensation, severance, restructuring charges, impairment charges, CEO transition costs, gain on sale leaseback transaction and related transaction costs, loss on disposal of fixed assets related to facility relocations, certain non-cash purchase accounting expenses, impairment charges, expenses related to debt modifications, loss on extinguishment of debt, and incremental costs related to the COVID-19 pandemic.

Adjustment To PEO Compensation, Footnote

To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Adjustments to Determine Compensation “Actually Paid” for PEO #1	2025	2024
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(1,110,239)	$(1,049,970)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$1,409,535	$0
Increase for fair value of awards granted during year that vest during year	$0	$874,458
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$216,583	$0
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$7,248	$0
Deduction of fair value of awards granted prior to year that were forfeited during year	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$40,029	$0
Total Adjustments	$563,156	$(175,512)

Adjustments to Determine Compensation “Actually Paid” for PEO #2	2025	2024	2023	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(114,596)	$(1,309,673)	$(1,464,873)	$(2,206,968)	$(1,979,253)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0	$0	$0	$0	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$0	$236,532	$457,053	$1,509,433	$815,746
Increase for fair value of awards granted during year that vest during year	$0	$966,607	$639,074	$511,341	$717,039
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$0	$(586,869)	$(1,738,610)	$(53,351)	$(132,531)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$0	$(42,291)	$8,010	$(13,534)	$59,877
Deduction of fair value of awards granted prior to year that were forfeited during year	$0	$0	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$22,048	$100,192	$64,336	$65,157	$56,975
Total Adjustments	$(92,548)	$(635,502)	$(2,035,010)	$(187,922)	$(462,147)

Non-PEO NEO Average Total Compensation Amount	$ 1,534,884	$ 1,433,904	$ 728,017	$ 1,140,702	$ 1,040,747
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,992,933	1,261,384	342,675	1,105,461	941,902
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2025	2024	2023	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(540,811)	$(701,143)	$(262,951)	$(520,176)	$(445,224)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0	$0	$0	$0	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$686,209	$608,657	$172,663	$433,954	$280,727
Increase for fair value of awards granted during year that vest during year	$0	$35,521	$23,485	$57,864	$58,132
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$127,139	$(124,143)	$(334,006)	$(17,426)	$(38,913)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$140,756	$(18,635)	$4,185	$(6,204)	$29,330
Deduction of fair value of awards granted prior to year that were forfeited during year	$0	$0	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$44,755	$27,223	$11,282	$16,747	$17,103
Total Adjustments	$458,049	$(172,520)	$(385,342)	$(35,241)	$(98,845)

Compensation Actually Paid vs. Total Shareholder Return

The following graphics provide a description of the relationships between CAP and certain financial performance measures. We have aggregated the CAP for our two PEOs for 2024 and 2025 in the following graphics.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Required Tabular Disclosure of Most Important Measures to Determine 2025 CAP

The four performance measures listed below represent the most important financial performance measures used to link CAP for 2025 as further described in our Compensation Discussion and Analysis.

Most Important Performance Measures
Adjusted EBITDA
FCF
Adjusted EPS
RONA
Operating Income
Relative TSR

Total Shareholder Return Amount	$ 91.72	64.07	76.64	89.8	93.99
Peer Group Total Shareholder Return Amount	125.68	112.93	102.64	89.18	113.69
Net Income (Loss)	$ 46,900,000	$ 56,200,000	$ 23,700,000	$ 38,600,000	$ 30,700,000
Company Selected Measure Amount	97.7	79.3	68.1	86.8	79.5
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	FCF
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	RONA
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Mr. Van Genderen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,008,565
PEO Actually Paid Compensation Amount	$ 3,571,721
PEO Name	Mr. Van Genderen
Mr. Janik [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 295,429	$ 1,613,188
PEO Actually Paid Compensation Amount	$ 202,882	$ 1,437,676
PEO Name	Mr. Janik	Mr. Janik
Mr. McCormick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,870,121	$ 2,490,873	$ 3,539,739	$ 3,338,813
PEO Actually Paid Compensation Amount		$ 2,234,619	$ 455,862	$ 3,351,817	$ 2,876,666
PEO Name		Mr. McCormick	Mr. McCormick	Mr. McCormick	Mr. McCormick	Mr. McCormick
PEO | Mr. Van Genderen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 563,156
PEO | Mr. Van Genderen [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Van Genderen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,110,239)
PEO | Mr. Van Genderen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Van Genderen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,409,535
PEO | Mr. Van Genderen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,583
PEO | Mr. Van Genderen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Van Genderen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,248
PEO | Mr. Van Genderen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Van Genderen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,029
PEO | Mr. Janik [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,548)	$ (175,512)
PEO | Mr. Janik [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Janik [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,596)	(1,049,970)
PEO | Mr. Janik [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Janik [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Janik [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Janik [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	874,458
PEO | Mr. Janik [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Janik [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Janik [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,048	0
PEO | Mr. McCormick [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(635,502)	$ (2,035,010)	$ (187,922)	$ (462,147)
PEO | Mr. McCormick [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Mr. McCormick [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,309,673)	(1,464,873)	(2,206,968)	(1,979,253)
PEO | Mr. McCormick [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Mr. McCormick [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		236,532	457,053	1,509,433	815,746
PEO | Mr. McCormick [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(586,869)	(1,738,610)	(53,351)	(132,531)
PEO | Mr. McCormick [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		966,607	639,074	511,341	717,039
PEO | Mr. McCormick [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(42,291)	8,010	(13,534)	59,877
PEO | Mr. McCormick [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Mr. McCormick [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		100,192	64,336	65,157	56,975
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	458,049	(172,520)	(385,342)	(35,241)	(98,845)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(540,811)	(701,143)	(262,951)	(520,176)	(445,224)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	686,209	608,657	172,663	433,954	280,727
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,139	(124,143)	(334,006)	(17,426)	(38,913)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	35,521	23,485	57,864	58,132
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,756	(18,635)	4,185	(6,204)	29,330
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 44,755	$ 27,223	$ 11,282	$ 16,747	$ 17,103